UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F/A

                        Form 13F CONFIDENTIAL COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON OR ABOUT FEBRUARY 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON OR ABOUT MAY 15, 2007.


Report for the Calendar Year or Quarter Ended: December 31,2006

Check here if Amendment    [x];     Amendment Number: 1
         This Amendment (Check only one.):        [ ] is a restatement
                                                  [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Lehman Brothers Holdings Inc.
Address:          745 Seventh Avenue
                  New York, New York 10019

Form 13F File Number:      28-3182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             James J. Killerlane III
Title:            Vice President
Phone:            212 526-1695

Signature, Place and Date of Signing:

/s/ James J. Killerlane III
New York, NY
May 15, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:

         Number of Other Included Managers:          1

         Form 13F Information Table Entry Total:     8

         Form 13F Information Table Value Total      705,829
                                                     (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.         Form 13F File Number            Name
            1           28-1159                         Lehman Brothers Inc.


         Please note that confidential information has been omitted from this report and filed separately with the Securities and Exchange Commission.




                                 TITLE OF            VALUE     SHRS OR SH/ PUT/ INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                   CLASS    CUSIP     (X$1000)   PRN AMT PRN CALL DISCRETION MANAGERS     SOLE   SHARED     NONE

-------------------------------- -------- --------- --------   ------- --- ---- ---------- -------- -------- -------- --------
AGERE SYSTEMS INC                COMMON   00845V308    57701   3010000 SH       DEFINED    01        3010000        0        0
COMMONWEALTH TELEPHONE           COMMON   203349105    19903    475474 SH       DEFINED    01         475474        0        0
DELTA & PINE LAND CO             COMMON   247357106    36405    900000 SH       DEFINED    01         900000        0        0
KINDER MORGAN INC KANS           COMMON   49455P101   170278   1610200 SH       DEFINED    01        1610200        0        0
MERCANTILE BANKSHARES CORP       COMMON   587405101    80553   1721600 SH       DEFINED    01        1721600        0        0
PEOPLES ENERGY CORP              COMMON   711030106    39471    885600 SH       DEFINED    01         885600        0        0
PHELPS DODGE CORP                COMMON   717265102   287328   2400000 SH       DEFINED    01        2400000        0        0
RAILAMERICA INC                  COMMON   750753105    14190    882500 SH       DEFINED    01         882500        0        0

